Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Taxes Tables Abstract
Schedule of deferred tax assets
	Year Ended June 30, 2018	Year Ended June 30, 2017

Deferred tax assets:
Net operating tax carryforward	$122,725	$50,394
Tax rate	21%	34%
Gross deferred tax assets	25,772	17,134
Valuation allowance	(25,772)	(17,134)

Net deferred tax assets	$-	$-